Inventory	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventory	Inventory

	2020	2019
Product inventory	$390	$468
Materials and supplies	670	684
	$1,060	$1,152
The Company recorded a write-down of its product inventory of $nil from cost to net realizable value as at December 31, 2020 (2019 – $4 million).